Investments - Summary Of Subsidiaries (Detail)	12 Months Ended
Dec. 31, 2022
Abcam Australia Pty Limited [member]
Disclosure of subsidiaries [line items]
Address of entity's registered office	Level 16, 414 La Trobe Street, Melbourne, VIC 3000
Country of incorporation of subsidiary	Australia
Description of nature of entity's operations and principal activities	Sales and distribution
Abcam (Hangzhou) Biotechnology Co., Limited [member]
Disclosure of subsidiaries [line items]
Address of entity's registered office	1418 Moganshan Road, Hangzhou Zhejiang, 310011
Country of incorporation of subsidiary	China
Description of nature of entity's operations and principal activities	R&D and manufacturing
Abcam (Hong Kong) Limited [member]
Disclosure of subsidiaries [line items]
Address of entity's registered office	1301 Ruttonjee House, Ruttonjee Centre, 11 Duddell Street, Central Hong Kong SAR
Country of incorporation of subsidiary	Hong Kong
Description of nature of entity's operations and principal activities	Sales and distribution
Abcam (Netherlands) B.V. [member]
Disclosure of subsidiaries [line items]
Address of entity's registered office	Kingsfordweg 151, 1043GR Amsterdam
Country of incorporation of subsidiary	Netherlands
Description of nature of entity's operations and principal activities	Sales and distribution
Abcam (US) Limited [member]
Disclosure of subsidiaries [line items]
Address of entity's registered office	Discovery Drive, Cambridge Biomedical Campus, Cambridge CB2 0AX
Country of incorporation of subsidiary	England
Description of nature of entity's operations and principal activities	Holding company
Abcam Inc. [member]
Disclosure of subsidiaries [line items]
Address of entity's registered office	152 Grove Street, Suite 1100, Waltham, MA 02453
Country of incorporation of subsidiary	USA
Description of nature of entity's operations and principal activities	Sales and distribution
Abcam KK [member]
Disclosure of subsidiaries [line items]
Address of entity's registered office	Sumitomo Fudousan, Ningyocho Bldg 2F, 2-2-1 Nihonbashi Horidomecho Chuo-ku Tokyo 103-0012
Country of incorporation of subsidiary	Japan
Description of nature of entity's operations and principal activities	Sales and distribution
Abcam LLC [member]
Disclosure of subsidiaries [line items]
Address of entity's registered office	Corporation Service Company, 251 Little Falls Drive, Wilmington, New Castle, DE 19808
Country of incorporation of subsidiary	USA
Description of nature of entity's operations and principal activities	Holding company
Abcam Singapore Pte. Limited [member]
Disclosure of subsidiaries [line items]
Address of entity's registered office	11 North Buona Vista Drive, #16-08 The Metropolis Tower Two, Singapore 138589
Country of incorporation of subsidiary	Singapore
Description of nature of entity's operations and principal activities	Sales and distribution
Abcam Taiwan Company Limited [member]
Disclosure of subsidiaries [line items]
Address of entity's registered office	15F, No.2-1, Sec. 3, Minquan E. Road., Zhongshan District, Taipei City, Taiwan
Country of incorporation of subsidiary	Taiwan
Description of nature of entity's operations and principal activities	Sales and distribution
Abcam Trading (Shanghai) Co., Limited [member]
Disclosure of subsidiaries [line items]
Address of entity's registered office	Room 5401, Floor 4, Building 5, No. 338 Galileo Road, Pudong New Area, Shanghai
Country of incorporation of subsidiary	China
Description of nature of entity's operations and principal activities	Sales and distribution
Abcam US Group Holdings, Inc. [member]
Disclosure of subsidiaries [line items]
Address of entity's registered office	Corporation Service Company, 251 Little Falls Drive, Wilmington, New Castle, DE 19808
Country of incorporation of subsidiary	USA
Description of nature of entity's operations and principal activities	Holding company
AbShare Share Plan Limited [member]
Disclosure of subsidiaries [line items]
Address of entity's registered office	Discovery Drive, Cambridge Biomedical Campus, Cambridge, CB2 0AX
Country of incorporation of subsidiary	England
Description of nature of entity's operations and principal activities	Dormant
Ascent Scientific Limited [member]
Disclosure of subsidiaries [line items]
Address of entity's registered office	C/O BDO LLP, 55 Baker Street, London, W1U 7EU
Country of incorporation of subsidiary	England
Description of nature of entity's operations and principal activities	Dormant
AxioMx Inc. [member]
Disclosure of subsidiaries [line items]
Address of entity's registered office	Corporation Service Company, 251 Little Falls Drive, Wilmington, New Castle, DE 19808
Country of incorporation of subsidiary	USA
Description of nature of entity's operations and principal activities	R&D and manufacturing
BioVision Inc. [member]
Disclosure of subsidiaries [line items]
Address of entity's registered office	Corporation Service Company, which will do business in CA as CSC-Lawyers Incorporating Service, 2710 Gateway Oaks Drive, Suite 150N, Sacramento, CA 95833
Country of incorporation of subsidiary	USA
Description of nature of entity's operations and principal activities	R&D and manufacturing
Calico Biolabs Inc. [member]
Disclosure of subsidiaries [line items]
Address of entity's registered office	Corporation Service Company, 251 Little Falls Drive, Wilmington, New Castle, DE 19808
Country of incorporation of subsidiary	USA
Description of nature of entity's operations and principal activities	Dormant
Epitomics Inc. [member]
Disclosure of subsidiaries [line items]
Address of entity's registered office	Corporation Service Company, 251 Little Falls Drive, Wilmington, New Castle, DE 19808
Country of incorporation of subsidiary	USA
Description of nature of entity's operations and principal activities	R&D and manufacturing
Epitomics Holdings, Inc. [member]
Disclosure of subsidiaries [line items]
Address of entity's registered office	Corporation Service Company, 251 Little Falls Drive, Wilmington, New Castle, DE 19808
Country of incorporation of subsidiary	USA
Description of nature of entity's operations and principal activities	Holding company
Expedeon Holdings Limited [member]
Disclosure of subsidiaries [line items]
Address of entity's registered office	Discovery Drive, Cambridge Biomedical Campus, Cambridge, CB2 0AX
Country of incorporation of subsidiary	England
Description of nature of entity's operations and principal activities	Holding company
Expedeon Limited [member]
Disclosure of subsidiaries [line items]
Address of entity's registered office	Discovery Drive, Cambridge Biomedical Campus, Cambridge CB2 0AX
Country of incorporation of subsidiary	England
Description of nature of entity's operations and principal activities	Dormant
Firefly BioWorks Inc. [member]
Disclosure of subsidiaries [line items]
Address of entity's registered office	Corporation Service Company, 251 Little Falls Drive, Wilmington, New Castle, DE 19808
Country of incorporation of subsidiary	USA
Description of nature of entity's operations and principal activities	R&D and manufacturing
Innova BioSciences Limited [member]
Disclosure of subsidiaries [line items]
Address of entity's registered office	Discovery Drive, Cambridge Biomedical Campus, Cambridge, CB2 0AX
Country of incorporation of subsidiary	England
Description of nature of entity's operations and principal activities	Dormant
Marker Gene Technologies, Inc. [member]
Disclosure of subsidiaries [line items]
Address of entity's registered office	Corporation Service Company, 1127 Broadway St. NE, Suite 310, Salem, OR 97301
Country of incorporation of subsidiary	USA
Description of nature of entity's operations and principal activities	R&D and manufacturing
MitoSciences Inc. [member]
Disclosure of subsidiaries [line items]
Address of entity's registered office	Corporation Service Company, 251 Little Falls Drive, Wilmington, New Castle, DE 19808
Country of incorporation of subsidiary	USA
Description of nature of entity's operations and principal activities	R&D and manufacturing
NKY Biotech, US Inc [member]
Disclosure of subsidiaries [line items]
Address of entity's registered office	Corporation Service Company, 251 Little Falls Drive, Wilmington, New Castle, DE 19808
Country of incorporation of subsidiary	USA
Description of nature of entity's operations and principal activities	Holding company
TGR BioSciences Pty Limited [member]
Disclosure of subsidiaries [line items]
Address of entity's registered office	31 Dalgleish Street, Thebarton, South Australia 5031
Country of incorporation of subsidiary	Australia
Description of nature of entity's operations and principal activities	R&D and manufacturing